FIDELITY

(REGISTERED TRADEMARK)

FREEDOM
FUNDS - INCOME, 2000, 2010, 2020, 2030
SM
SEMIANNUAL REPORT
SEPTEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUNDS HAVE DONE OVER TIME.

FUND TALK             14   THE MANAGERS' REVIEW OF THE FUNDS'
                           PERFORMANCE, STRATEGY AND OUTLOOK.

FREEDOM INCOME        18   INVESTMENT CHANGES
                      20   INVESTMENTS
                      21   FINANCIAL STATEMENTS

FREEDOM 2000          25   INVESTMENT CHANGES
                      27   INVESTMENTS
                      29   FINANCIAL STATEMENTS

FREEDOM 2010          33   INVESTMENT CHANGES
                      35   INVESTMENTS
                      37   FINANCIAL STATEMENTS

FREEDOM 2020          41   INVESTMENT CHANGES
                      43   INVESTMENTS
                      45   FINANCIAL STATEMENTS

FREEDOM 2030          49   INVESTMENT CHANGES
                      51   INVESTMENTS
                      53   FINANCIAL STATEMENTS

NOTES                 57   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The stock and bond markets have performed well through the end of September 1997, despite experiencing some short-term volatility in the spring and again in August. The Standard & Poor's 500 Index was up roughly 30% year-to-date through September, almost three times its historical annual average. The bond markets - primarily influenced by positive news on the inflation front - have posted moderate returns through the first nine months of the year.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
FIDELITY FREEDOM INCOME FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997             PAST 6   LIFE OF
                                             MONTHS   FUND

FIDELITY FREEDOM INCOME FUND                 8.85%    11.02%

LEHMAN BROTHERS AGGREGATE BOND INDEX         7.12%    8.72%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970930 19971008 144125 S00000000000001
             Freedom Income              LB Aggregate Bond
FI Freedom Inc. Composite
             00369                       LB001
F0199
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10209.37                    10171.29
   10236.38
  1996/12/31      10149.16                    10076.71
   10175.35
  1997/01/31      10280.05                    10107.57
   10332.62
  1997/02/28      10290.08                    10132.71
   10375.27
  1997/03/31      10168.68                    10020.43
   10262.20
  1997/04/30      10330.98                    10170.43
   10463.96
  1997/05/31      10524.49                    10266.57
   10649.55
  1997/06/30      10677.76                    10388.43
   10813.55
  1997/07/31      10985.29                    10668.57
   11119.32
  1997/08/31      10872.09                    10577.57
   10977.64
  1997/09/30      11068.36                    10733.57
   11180.00
IMATRL PRASUN   SHR__CHT 19970930 19971008 144126 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 31, 1996, shortly after the fund started. As the chart shows, by September 30, 1997, the value of the investment would have grown to $11,068 - a 10.68% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,734 - a 7.34% increase. You can also look at how the Fidelity Freedom Income Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+36.68%), the Lehman Brothers Aggregate Bond Index (+7.34%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+4.78%) according to the composite benchmark weightings.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,180 - an 11.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 19.7% DOMESTIC EQUITY, 40.3% INVESTMENT-GRADE FIXED-INCOME, AND 40.0% MONEY MARKET;
20.0%, 40.0%, AND 40.0%, RESPECTIVELY, PRIOR TO JUNE 30, 1997.
FIDELITY FREEDOM 2000 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997             PAST 6   LIFE OF
                                             MONTHS   FUND

FIDELITY FREEDOM 2000 FUND                   14.30%   16.69%

LEHMAN BROTHERS AGGREGATE BOND INDEX         7.12%    8.72%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970930 19971015 115854 S00000000000001
             Freedom 2000                LB Aggregate Bond
FI Freedom 2000 Composite
             00370                       LB001
F0200
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10340.00                    10171.29
   10396.68
  1996/12/31      10239.47                    10076.71
   10278.85
  1997/01/31      10441.23                    10107.57
   10536.14
  1997/02/28      10451.32                    10132.71
   10597.63
  1997/03/31      10209.21                    10020.43
   10381.24
  1997/04/30      10451.32                    10170.43
   10700.25
  1997/05/31      10806.18                    10266.57
   11041.95
  1997/06/30      11070.24                    10388.43
   11328.54
  1997/07/31      11578.05                    10668.57
   11822.95
  1997/08/31      11313.99                    10577.57
   11494.81
  1997/09/30      11669.45                    10733.57
   11847.42
IMATRL PRASUN   SHR__CHT 19970930 19971015 115857 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by September 30, 1997, the value of the investment would have grown to $11,669 - a 16.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,734 - a 7.34% increase. You can also look at how the Fidelity Freedom 2000 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+36.68%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+13.52%), the Lehman Brothers Aggregate Bond Index (+7.34%), the Merrill Lynch High Yield Master Index (+13.07%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+4.78%), according to the composite benchmark weightings.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,847 - an 18.47% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 38.2% DOMESTIC EQUITY, 4.5% INTERNATIONAL EQUITY, 40.8% INVESTMENT GRADE FIXED-INCOME, 4.0% HIGH YIELD FIXED-INCOME, AND 12.5% MONEY MARKET; 39.2%, 4.4%, 40.9%, 4.0%, AND 11.5%, RESPECTIVELY, PRIOR TO JUNE 30, 1997.
FIDELITY FREEDOM 2010 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997          PAST 6   LIFE OF
                                          MONTHS   FUND

FIDELITY FREEDOM 2010 FUND                19.58%   22.67%

S&P 500(REGISTERED TRADEMARK)             26.26%   36.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970930 19971015 115943 S00000000000001
             Freedom 2010                S&P 500
FI Freedom 2010 Composite
             00371                       SP001
F0201
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10471.89                    10755.90
   10541.45
  1996/12/31      10340.61                    10542.83
   10386.72
  1997/01/31      10634.90                    11201.54
   10749.20
  1997/02/28      10645.05                    11289.36
   10833.43
  1997/03/31      10300.02                    10825.48
   10536.49
  1997/04/30      10624.75                    11471.76
   10960.98
  1997/05/31      11144.12                    12170.16
   11465.97
  1997/06/30      11521.36                    12715.39
   11876.68
  1997/07/31      12214.69                    13727.15
   12541.14
  1997/08/31      11796.65                    12958.16
   12019.12
  1997/09/30      12316.64                    13667.87
   12522.04
IMATRL PRASUN   SHR__CHT 19970930 19971015 115946 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by September 30, 1997, the value of the investment would have grown to $12,317 - a 23.17% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,668 - a 36.68% increase. You can also look at how the Fidelity Freedom 2010 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+36.68%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+13.52%), the Lehman Brothers Aggregate Bond Index (+7.34%), and the Merrill Lynch High Yield Master Index (+13.07%), according to the composite benchmark weightings.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,522 - a 25.22% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 57.7% DOMESTIC EQUITY, 9.5% INTERNATIONAL EQUITY, 25.0% INVESTMENT GRADE FIXED-INCOME, 7.1% HIGH YIELD FIXED-INCOME, AND 0.7% MONEY MARKET; 59.2%, 9.7%, 24.1%, 7.0%, AND 0.0%, RESPECTIVELY, PRIOR TO JUNE 30, 1997.
FIDELITY FREEDOM 2020 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997          PAST 6   LIFE OF
                                          MONTHS   FUND

FIDELITY FREEDOM 2020 FUND                22.02%   25.67%

S&P 500(REGISTERED TRADEMARK)             26.26%   36.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970930 19971015 120201 S00000000000001
             Freedom 2020                S&P 500
FI Freedom 2020 Composite
             00372                       SP001
F0202
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10523.14                    10755.90
   10610.90
  1996/12/31      10391.74                    10542.83
   10442.99
  1997/01/31      10726.63                    11201.54
   10863.95
  1997/02/28      10736.78                    11289.36
   10960.11
  1997/03/31      10361.29                    10825.48
   10628.61
  1997/04/30      10716.48                    11471.76
   11105.20
  1997/05/31      11317.32                    12170.16
   11695.78
  1997/06/30      11755.74                    12715.39
   12170.18
  1997/07/31      12530.62                    13727.15
   12921.71
  1997/08/31      12031.02                    12958.16
   12286.67
  1997/09/30      12642.77                    13667.87
   12873.55
IMATRL PRASUN   SHR__CHT 19970930 19971015 120202 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by September 30, 1997, the value of the investment would have grown to $12,643 - a 26.43% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,668 - a 36.68% increase. You can also look at how the Fidelity Freedom 2020 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+36.68%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+13.52%), the Lehman Brothers Aggregate Bond Index (+7.34%), and the Merrill Lynch High Yield Master Index (+13.07%) according to the composite benchmark weightings.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,874 - a 28.74% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 69.1% DOMESTIC EQUITY, 12.6% INTERNATIONAL EQUITY, 10.7% INVESTMENT GRADE FIXED-INCOME, AND 7.6% HIGH YIELD FIXED-INCOME, 70.0% 12.4%, 10.1% AND 7.5%, RESPECTIVELY, PRIOR TO JUNE 30, 1997.
FIDELITY FREEDOM 2030 FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER 30, 1997          PAST 6   LIFE OF
                                          MONTHS   FUND

FIDELITY FREEDOM 2030 FUND                22.67%   26.34%

S&P 500(REGISTERED TRADEMARK)             26.26%   36.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19970930 19971008 143743 S00000000000001
             Freedom 2030                S&P 500
FI Freedom 2030 Composite
             00373                       SP001
F0203
  1996/10/31      10000.00                    10000.00
   10000.00
  1996/11/30      10533.74                    10755.90
   10617.58
  1996/12/31      10402.20                    10542.83
   10453.09
  1997/01/31      10737.43                    11201.54
   10865.36
  1997/02/28      10757.75                    11289.36
   10968.64
  1997/03/31      10371.73                    10825.48
   10641.13
  1997/04/30      10727.27                    11471.76
   11114.69
  1997/05/31      11368.59                    12170.16
   11724.85
  1997/06/30      11816.82                    12715.39
   12214.63
  1997/07/31      12601.21                    13727.15
   12967.98
  1997/08/31      12081.68                    12958.16
   12308.27
  1997/09/30      12723.45                    13667.87
   12911.89
IMATRL PRASUN   SHR__CHT 19970930 19971008 143744 R00000000000014
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by September 30, 1997, the value of the investment would have grown to $12,723 - a 27.23% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,668 - a 36.68% increase. You can also look at how the Fidelity Freedom 2030 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+36.68%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+13.52%), the Lehman Brothers Aggregate Bond Index (+7.34%), and the Merrill Lynch High Yield Master Index (+13.07%) according to the composite benchmark weightings.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,912 - a 29.12% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
* CURRENTLY 69.6% DOMESTIC EQUITY, 15.1% INTERNATIONAL EQUITY, 5.3% INVESTMENT GRADE FIXED-INCOME, AND 10.0% HIGH YIELD FIXED-INCOME; 70.0% 15.0%, 5.0% AND 10.0%, RESPECTIVELY, PRIOR TO JUNE 30, 1997.
FUND TALK: THE MANAGERS' OVERVIEW


An interview with Ren Cheng (right photo), with additional comments from Scott Stewart, Portfolio Managers of the Fidelity Freedom Funds
Q. HOW DID THE FUNDS PERFORM, REN?
A. I'm pleased with the funds' performance. For the six months that ended September 30, 1997, the Income, 2000 and 2010 portfolios returned 8.85%, 14.30% and 19.58%, respectively. The 2020 and 2030 portfolios returned 22.02% and 22.67%, respectively, over the same period. The Lehman Brothers Aggregate Bond Index and Standard & Poor's 500 Index returned 7.12% and 26.26%, respectively, for the same period. From October 17, 1996 - the date of the funds' commencement - through September 30, 1997, the Income, 2000 and 2010 portfolios returned 11.02%, 16.69% and 22.67%, respectively. The 2020 and 2030 portfolios returned 25.67% and 26.34%, respectively, in that same time, while the Lehman Brothers Aggregate Bond Index and S&P 500 returned 8.72% and 36.94%, respectively. While the funds compare to these broad stock and bond market indexes, they also compare their performance to that of their composite benchmarks. The funds' benchmarks are comprised of various indexes and reflect the funds' target allocation mixes. Over the past six months, the Income portfolio matched the return of its benchmark, while the 2000, 2010 and 2020 portfolios topped theirs. The 2030 portfolio trailed its benchmark by a slight margin.
Q. WHAT MARKET OR ECONOMIC FACTORS PLAYED KEY ROLES IN THE FUNDS'
PERFORMANCE?
A. On the equity side, we saw an overall broadening of the stock market. That is, while an exclusive club of well-known, large-capitalization stocks had dominated the market for an extended period of time, small- and mid-cap stocks staged a furious comeback in the latter months of the summer. Since many of the underlying equity funds in the portfolios have a small- to mid-cap bias, this turnaround resulted in positive gains for the Freedom Funds. On the fixed-income side, the backdrop proved to be relatively stable, as consistent yet moderate economic growth and subdued inflation translated into a narrow trading range for interest rates. This steady climate was favorable to both the bond and stock markets.
Q. WHICH SEGMENTS OF THE STOCK MARKET CONTRIBUTED THE MOST TO THE FUNDS' PERFORMANCE? WHICH PROVED TO BE DETRACTORS?
A. Strong global demand for increased communications capacity and personal computing made technology stocks particularly attractive. The Internet has played a significant role here, with online traffic doubling every two months or so. That's a pretty powerful story that shows no sign of letting up. The Fidelity OTC Portfolio, an underlying fund that typically invests heavily in technology-related stocks, benefited from these trends as it returned 35.16% during the period. Two other areas that influenced several underlying funds were homebuilding-related stocks and alcohol and tobacco goods. New housing starts were healthy during the period, and consumers displayed no reluctance spending money on their new homes or revamping their existing homes. As far as negatives, companies that produce alcohol and tobacco goods struggled during the period, the latter due primarily to the ongoing tobacco litigation process.
Q. HOW ABOUT THE INTERNATIONAL MARKETS?
A. The major theme overseas was changes in the relative value of currencies, especially in Europe and Southeast Asia. In Europe, the dollar lost ground to the Deutsche mark toward the end of the period as rumors of rising interest rates in Germany and promising prospects for the European Monetary Union figured prominently. This helped several of the funds' underlying investments, including Fidelity Europe Fund, Fidelity Diversified International Fund and Fidelity Overseas Fund. Southeast Asia, however, where the Freedom Funds had minor exposure, was an entirely different situation. The currencies of Thailand and Malaysia - the baht and ringgit, respectively - depreciated dramatically as the region's ambitious development plans wavered due to both fiscal and monetary pressure. The rapid growth rate in Southeast Asia has given rise to the need to import large amounts of foreign capital. Unfortunately, this imbalance finally caught up with the region.
Q. THE FUNDS' ASSETS HAVE NEARLY QUADRUPLED OVER THE PAST SIX MONTHS - FROM AROUND $69 MILLION TO APPROXIMATELY $272 MILLION. DID THIS AFFECT YOUR MANAGEMENT STYLE IN ANY WAY?
A. Not at all. When large amounts of money come into a diversified stock fund, the manager occasionally can encounter difficulty putting that new money right to work. He or she will want to wait for the right investing opportunities. With the Freedom Funds, the money that comes in is automatically allocated according to the funds' target mixes.
Q. WHAT TYPES OF STRATEGIES DO YOU EMPLOY IN MANAGING A "FUND OF FUNDS" PRODUCT LIKE THE FREEDOM FUNDS?
A. My main emphasis is on the funds' target allocation mixes and determining how fast, when, and by how much to reduce certain exposures. Though I don't change the Freedom Funds' investments on a daily basis, I'm still actively monitoring the underlying funds. If I detect a stock or bond bias of any kind with the underlying investments, or if an underlying fund has undergone some type of investment-policy change that may affect the Freedom Funds, then I may consider making changes. Thus far, though, the Freedom Funds have performed pretty much as we had hoped from a risk/return perspective.
Q. REN, WHAT SORTS OF CHANGES DO YOU ENVISION GOING FORWARD?
A. In keeping with the funds' long-term strategy, I'll gradually reallocate each Freedom Fund's target investment mix over the coming months. The table below illustrates the target asset mix I'd like to achieve for each fund by the next time we address our shareholders on March 31, 1998:


                                INCOME   2000    2010    2020    2030

DOMESTIC EQUITY FUNDS           20.0%    37.4%   56.0%   68.3%   70.0%

INTERNATIONAL EQUITY FUNDS      -        4.1%    8.7%    12.1%   14.6%

INV. GRADE FIXED-INCOME FUNDS   40.0%    40.2%   26.5%   12.1%   5.8%

HIGH YIELD FIXED-INCOME FUNDS   -        3.7%    6.8%    7.5%    9.6%

MONEY MARKET FUNDS              40.0%    14.6%   2.0%    -       -

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

REFLECTING THE CHANGES TO THE TARGET INVESTMENT MIXES DESCRIBED ABOVE, EACH FUND'S COMPOSITE BENCHMARK WILL CHANGE ITS ALLOCATION AS OF
DECEMBER 31, 1997. THE TABLE BELOW ILLUSTRATES THESE CHANGES.
COMPOSITE BENCHMARKS
                          INCOME   2000    2010    2020    2030

DOMESTIC EQUITY           19.9%    37.9%   56.8%   68.6%   69.6%

INTERNATIONAL EQUITY      -        4.3%    9.2%    12.4%   15.0%

INV. GRADE FIXED-INCOME   40.1%    40.5%   25.7%   11.4%   5.5%

HIGH YIELD FIXED-INCOME   -        3.9%    7.0%    7.6%    9.9%

MONEY MARKET              40.0%    13.4%   1.3%    -       -


SCOTT STEWART DISCUSSES THE
BENEFITS OF "AUTOMATIC"
DIVERSIFICATION:
"No matter what your investment
goals, diversification - or being
invested across a number of different
asset types - can play a key part in
helping you achieve them. When you
invest in the Freedom Funds, your
money is automatically distributed
among a range of Fidelity stock,
bond and money market funds. The
distribution varies depending on
your time horizon and the specific
Freedom Fund(s) you choose.
"The developments that Ren just
discussed illustrate how effective
this feature can be. The 2030 and
2020 portfolios, for example, have
nearly equal exposures to a group of
underlying stock funds with different
investment disciplines. For instance,
Fidelity Growth Company Fund has a
smaller- to mid-cap bias while Fidelity
Blue Chip Growth Fund favors
larger-cap stocks. Thus, when
smaller stocks outperformed larger
stocks at the tail end of the period,
the Freedom Funds were able to
participate to some extent.
"The same holds true for the
underlying bond funds. Fidelity
Government Securities Fund and
Fidelity Intermediate Bond Fund
invest in securities with
short-to-medium average maturities,
while Fidelity Investment Grade
Bond Fund invests in bonds with
longer maturities. These underlying
funds give us exposure to
government bonds, mortgage-backed
securities and corporate bonds.
"Having exposure to different
markets doesn't guarantee against
poor performance, but it does give
investors an opportunity to offset a
decline in any one particular
market segment."
FUND FACTS
GOAL: the Income fund seeks
high current income and, as a
secondary objective, capital
appreciation. The 2000, 2010,
2020 and 2030 funds each
seek high total return. Each
fund seeks to achieve its goal
by investing in a combination
of equity, fixed-income, and
money market underlying
Fidelity funds
FUND NUMBERS: Income (369);
2000 (370); 2010 (371);
2020 (372); 2030 (373)
SIZE: as of September 30, 1997,
more than $21.3 million (Income);
$63.4 million (2000); $90.0
million (2010); $61.5 million
(2020); $36.1 million (2030)
MANAGERS: Ren Cheng, since
inception; manager, various
structured investments for
Fidelity Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, since 1993; founder and
head of Fidelity's Structured
Equity Group since 1987;
joined Fidelity in 1987
(checkmark)
FIDELITY FREEDOM INCOME FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1997

                                           % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE HOLDINGS
                                                         6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                       3.0%          2.9%

DISCIPLINED EQUITY FUND                     2.9           2.9

EQUITY-INCOME FUND                          3.0           3.0

FIDELITY FUND                               3.0           2.9

GROWTH & INCOME PORTFOLIO                   3.0           3.0

GROWTH COMPANY FUND                         2.9           2.9

OTC PORTFOLIO                                  2.0           1.8

                                             19.8          19.4

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                  15.2          15.0

INTERMEDIATE BOND FUND                      9.9           9.9

INVESTMENT GRADE BOND FUND                   15.2          15.1

                                             40.3          40.0

MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT      39.9          40.6
 MONEY MARKET PORTFOLIO

                                            100.0%        100.0%


ASSET ALLOCATION

SIX MONTHS AGO
ROW: 1, COL: 1, VALUE: 40.6
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 19.4
19.4%
40.6%
40.0%
CURRENT
ROW: 1, COL: 1, VALUE: 39.9
ROW: 1, COL: 2, VALUE: 40.3
ROW: 1, COL: 3, VALUE: 19.8
19.8%
39.9%
40.3%
DOMESTIC EQUITY FUNDS

EXPECTED
INVESTMENT GRADE FIXED-INCOME FUNDS

ROW: 1, COL: 1, VALUE: 40.0
ROW: 1, COL: 2, VALUE: 40.0
ROW: 1, COL: 3, VALUE: 20.0
20.0%
MONEY MARKET FUND

40.0%
40.0%
THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE EXPECTED ALLOCATION REPRESENTS THE
FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1998.
FIDELITY FREEDOM INCOME FUND

INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 19.8%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 19.8%
Blue Chip Growth Fund  15,926 $ 633,687
Disciplined Equity Fund  22,029  632,676
Equity-Income Fund  12,079  640,651
Fidelity Fund  21,074  636,230
Growth & Income Portfolio  17,132  636,626
Growth Company Fund  12,703  632,758
OTC Portfolio  10,783  423,890
TOTAL EQUITY FUNDS
(Cost $3,877,541)   4,236,518
FIXED-INCOME FUNDS - 40.3%
INVESTMENT GRADE FIXED-INCOME FUNDS - 40.3%
Government Securities Fund  333,297  3,252,974
Intermediate Bond Fund  210,284  2,128,078
Investment Grade Bond Fund  451,684  3,252,125
TOTAL FIXED-INCOME FUNDS
(Cost $8,554,462)   8,633,177
MONEY MARKET FUND - 39.9%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $8,531,136)  8,531,136  8,531,136
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $20,963,139)  $ 21,400,831
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $14,836,650 and $3,628,599, respectively.
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $20,963,448. Net unrealized appreciation aggregated $437,383, of which $442,742 related to appreciated investment securities and $5,359 related to depreciated investment securities.
FIDELITY FREEDOM INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST                    $ 21,400,831
$20,963,139) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                      238,840

DIVIDENDS RECEIVABLE                                         74,761

 TOTAL ASSETS                                                21,714,432

LIABILITIES

PAYABLE TO CUSTODIAN BANK                        $ 180

PAYABLE FOR UNDERLYING FUND SHARES                295,455
PURCHASED

PAYABLE FOR FREEDOM FUND SHARES                   18,623
REDEEMED

ACCRUED MANAGEMENT FEE                            1,294

 TOTAL LIABILITIES                                           315,552

NET ASSETS                                                  $ 21,398,880

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                             $ 20,663,182

UNDISTRIBUTED NET INVESTMENT INCOME                          77,388

ACCUMULATED UNDISTRIBUTED NET REALIZED                       220,618
GAIN (LOSS)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION)                   437,692
ON INVESTMENTS

NET ASSETS, FOR 1,999,572 SHARES                            $ 21,398,880
OUTSTANDING

NET ASSET VALUE, OFFERING PRICE AND                          $10.70
REDEMPTION PRICE
PER SHARE ($21,398,880 (DIVIDED BY) 1,999,572
SHARES)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                        $ 347,284
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                  54

 TOTAL INCOME                                             347,338

EXPENSES

MANAGEMENT FEE                                $ 7,128

NON-INTERESTED TRUSTEES' COMPENSATION          30

 TOTAL EXPENSES BEFORE REDUCTIONS              7,158

 EXPENSE REDUCTIONS                            (1,489)    5,669

NET INVESTMENT INCOME                                     341,669

REALIZED AND UNREALIZED GAIN (LOSS)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING     56,251
FUNDS

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING     168,615    224,866
FUND SHARES

CHANGE IN NET UNREALIZED APPRECIATION                     598,492
(DEPRECIATION)
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                           823,358

NET INCREASE (DECREASE) IN NET ASSETS                    $ 1,165,027
RESULTING
FROM OPERATIONS

OTHER INFORMATION                                        $ 1,456
EXPENSE REDUCTIONS
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN INTEREST CREDITS                               33

                                                         $ 1,489

STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)          OF OPERATIONS) TO
                           MARCH 31,
                           1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 341,669      $ 73,301
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  224,866        12,977

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      598,492        (160,800)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,165,027      (74,522)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (305,282)      (33,604)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (10,751)       -

 TOTAL DISTRIBUTIONS                                       (316,033)      (33,604)

SHARE TRANSACTIONS                                         17,617,463     11,258,281
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                             312,365        33,565

 COST OF FREEDOM FUND SHARES REDEEMED                      (6,806,477)    (1,757,185)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           11,123,351     9,534,661
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  11,972,345     9,426,535

NET ASSETS

 BEGINNING OF PERIOD                                       9,426,535      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 21,398,880   $ 9,426,535
INCOME OF $77,388 AND $41,001, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      1,682,403      1,105,915

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   29,999         3,290

 REDEEMED                                                  (649,603)      (172,432)

 NET INCREASE (DECREASE)                                   1,062,799      936,773


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.06      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .25          .22

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         .63          (.02) F

 TOTAL FROM INVESTMENT OPERATIONS                                .88          .20



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.23)        (.14)

 FROM NET REALIZED GAIN                                          (.01)        -

 TOTAL DISTRIBUTIONS                                             (.24)        (.14)

NET ASSET VALUE, END OF PERIOD                                  $ 10.70      $ 10.06

TOTAL RETURN B, C                                                8.85%        1.99%

RATIOS AND SUPPLEMENTAL DATA
(AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 21,399     $ 9,427

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% A, E    .08% A,
                                                                              E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             4.78% A      4.95% A

PORTFOLIO TURNOVER RATE                                          51% A        32% A


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2000 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1997

                                           % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE HOLDINGS
                                                         6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                       5.7%          5.8%

DISCIPLINED EQUITY FUND                     5.7           5.8

EQUITY-INCOME FUND                          5.8           5.9

FIDELITY FUND                               5.8           5.8

GROWTH & INCOME PORTFOLIO                   5.8           5.8

GROWTH COMPANY FUND                         5.7           5.6

OTC PORTFOLIO                                  3.8           3.6

                                             38.3          38.3

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND              1.2           1.1

EUROPE FUND                                 1.2           1.2

JAPAN FUND                                  0.9           0.9

OVERSEAS FUND                               1.1           1.2

SOUTHEAST ASIA FUND                           0.2           0.2

                                              4.6           4.6

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                  15.4          15.5

INTERMEDIATE BOND FUND                      10.0          10.2

INVESTMENT GRADE BOND FUND                   15.3          15.6

                                             40.7          41.3

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                         4.1           4.0



MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT      12.3          11.8
 MONEY MARKET PORTFOLIO

                                            100.0%        100.0%


ASSET ALLOCATION

SIX MONTHS AGO
11.8% (MM)
ROW: 1, COL: 1, VALUE: 11.8
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 41.3
ROW: 1, COL: 4, VALUE: 4.6
ROW: 1, COL: 5, VALUE: 38.3
4.0% (HY)
38.3% (DE)
41.3% (IG)
4.6% (IE)
CURRENT
12.3% (MM)
ROW: 1, COL: 1, VALUE: 12.3
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 3, VALUE: 40.7
ROW: 1, COL: 4, VALUE: 4.6
ROW: 1, COL: 5, VALUE: 38.3
38.3% (DE)
4.1% (HY)
40.7% (IG)
4.6% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUND
14.6% (MM)
ROW: 1, COL: 1, VALUE: 14.6
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 40.2
ROW: 1, COL: 4, VALUE: 4.1
ROW: 1, COL: 5, VALUE: 37.4
3.7% (HY)
37.4% (DE)
MONEY MARKET FUND (MM)

40.2% (IG)
4.1% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1998.
FIDELITY FREEDOM 2000 FUND

INVESTMENTS SEPTEMBER 30, 1997 (UNAUDIT
ED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 42.9%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 38.3%
Blue Chip Growth Fund  91,257 $ 3,631,125
Disciplined Equity Fund  126,417  3,630,698
Equity-Income Fund  69,166  3,668,547
Fidelity Fund   120,726  3,644,714
Growth & Income Portfolio  98,156  3,647,485
Growth Company Fund  72,905  3,631,383
OTC Portfolio  61,834  2,430,696
  24,284,648
INTERNATIONAL EQUITY FUNDS - 4.6%
Diversified International Fund  42,032  734,720
Europe Fund  22,808  739,213
Japan Fund   48,529  585,265
Overseas Fund  19,993  733,540
Southeast Asia Fund  10,647  136,926
  2,929,664
TOTAL EQUITY FUNDS
(Cost $25,295,252)   27,214,312
FIXED-INCOME FUNDS - 44.8%
INVESTMENT GRADE FIXED-INCOME FUNDS - 40.7%
Government Securities Fund  998,111  9,741,568
Intermediate Bond Fund  629,202  6,367,528
Investment Grade Bond Fund  1,352,456  9,737,680
  25,846,776
HIGH YIELD FIXED-INCOME FUNDS - 4.1%
Capital & Income Fund  256,057  2,586,179
TOTAL FIXED-INCOME FUNDS
(Cost $28,072,629)   28,432,955
MONEY MARKET FUND - 12.3%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $7,835,388)  7,835,388  7,835,388
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $61,203,269)  $ 63,482,655
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $49,560,429 and $5,152,107, respectively.
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $61,203,746. Net unrealized appreciation aggregated $2,278,909, of which $2,355,315 related to appreciated investment securities and $76,406 related to depreciated investment securities.
FIDELITY FREEDOM 2000 FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $61,203,269) -                  $ 63,482,655
SEE ACCOMPANYING SCHEDULE

CASH                                                                      8,445

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   421,133

DIVIDENDS RECEIVABLE                                                      167,539

 TOTAL ASSETS                                                             64,079,772

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                 $ 584,088

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                      11,783

ACCRUED MANAGEMENT FEE                                        4,373

 TOTAL LIABILITIES                                                        600,244

NET ASSETS                                                               $ 63,479,528

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 59,731,115

UNDISTRIBUTED NET INVESTMENT INCOME                                       676,659

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        792,368
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,279,386

NET ASSETS, FOR 5,523,241 SHARES OUTSTANDING                             $ 63,479,528

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $11.49
PER SHARE ($63,479,528 (DIVIDED BY) 5,523,241 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INVESTMENT INCOME                                                    $ 690,367
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                              260

 TOTAL INCOME                                                         690,627

EXPENSES

MANAGEMENT FEE                                            $ 17,644

NON-INTERESTED TRUSTEES' COMPENSATION                      64

 TOTAL EXPENSES BEFORE REDUCTIONS                          17,708

 EXPENSE REDUCTIONS                                        (3,740)    13,968

NET INVESTMENT INCOME                                                 676,659

REALIZED AND UNREALIZED GAIN (LOSS)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           327,137

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     472,818    799,955

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  2,656,893
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       3,456,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 4,133,507
FROM OPERATIONS

OTHER INFORMATION                                                    $ 3,660
EXPENSE REDUCTIONS
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN INTEREST CREDITS                                           80

                                                                     $ 3,740


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)          OF OPERATIONS) TO
                           MARCH 31,
                           1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 676,659       $ 108,956
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  799,955         36,358

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      2,656,893       (377,507)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           4,133,507       (232,193)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (89,843)        (14,410)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (35,937)        -

 TOTAL DISTRIBUTIONS                                       (125,780)       (14,410)

SHARE TRANSACTIONS                                         55,087,019      18,502,730
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                             125,408         14,332

 COST OF FREEDOM FUND SHARES REDEEMED                      (11,686,287)    (2,324,798)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           43,526,140      16,192,264
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  47,533,867      15,945,661

NET ASSETS

 BEGINNING OF PERIOD                                       15,945,661      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 63,479,528    $ 15,945,661
INCOME OF $676,659 AND $99,480, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      4,999,659       1,799,764

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   12,082          1,404

 REDEEMED                                                  (1,064,449)     (225,219)

 NET INCREASE (DECREASE)                                   3,947,292       1,575,949


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.12      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .21          .18

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         1.23         .03 F

 TOTAL FROM INVESTMENT OPERATIONS                                1.44         .21



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.05)        (.09)

 FROM NET REALIZED GAIN                                          (.02)        -

 TOTAL DISTRIBUTIONS                                             (.07)        (.09)

NET ASSET VALUE, END OF PERIOD                                  $ 11.49      $ 10.12

TOTAL RETURN B, C                                                14.30%       2.09%

RATIOS AND SUPPLEMENTAL DATA
(AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 63,480     $ 15,946

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% A, E    .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             3.82% A      4.00% A

PORTFOLIO TURNOVER RATE                                          29% A        19% A


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2010 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1997

                                           % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE HOLDINGS
                                                         6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                       8.6%          8.7%

DISCIPLINED EQUITY FUND                     8.6           8.8

EQUITY-INCOME FUND                          8.7           9.0

FIDELITY FUND                               8.7           8.8

GROWTH & INCOME PORTFOLIO                   8.6           8.9

GROWTH COMPANY FUND                         8.6           8.5

OTC PORTFOLIO                                 5.8           5.5

                                             57.6          58.2

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND              2.4           2.5

EUROPE FUND                                 2.4           2.6

JAPAN FUND                                  2.0           1.9

OVERSEAS FUND                               2.4           2.6

SOUTHEAST ASIA FUND                           0.5           0.5

                                              9.7          10.1

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND                  9.4           9.2

INTERMEDIATE BOND FUND                      6.1           6.1

INVESTMENT GRADE BOND FUND                    9.4           9.3

                                             24.9          24.6

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                         7.2           7.1



MONEY MARKET FUND

FIDELITY MONEY MARKET TRUST: RETIREMENT       0.6           0.0
 MONEY MARKET PORTFOLIO

                                            100.0%        100.0%


ASSET ALLOCATION

SIX MONTHS AGO
7.1% (HY)
ROW: 1, COL: 1, VALUE: 7.1
ROW: 1, COL: 2, VALUE: 24.6
ROW: 1, COL: 3, VALUE: 10.1
ROW: 1, COL: 4, VALUE: 58.2
24.6% (IG)
58.2% (DE)
10.1% (IE)
CURRENT
0.6% (MM)
7.2% (HY)
ROW: 1, COL: 1, VALUE: 1.0
ROW: 1, COL: 2, VALUE: 7.2
ROW: 1, COL: 3, VALUE: 24.9
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 57.2
24.9% (IG)
57.6% (DE)
9.7% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
2.0% (MM)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
6.8% (HY)
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 25.4
ROW: 1, COL: 4, VALUE: 9.0
ROW: 1, COL: 5, VALUE: 57.2
MONEY MARKET FUND (MM)

26.5% (IG)
56.0% (DE)
8.7% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1998.
FIDELITY FREEDOM 2010 FUND

INVESTMENTS SEPTEMBER 30, 1997 (UNAUDIT
ED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 67.3%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 57.6%
Blue Chip Growth Fund  194,991 $ 7,758,704
Disciplined Equity Fund  270,000  7,754,395
Equity-Income Fund  147,714  7,834,738
Fidelity Fund  257,887  7,785,612
Growth & Income Portfolio  209,501  7,785,058
Growth Company Fund  155,713  7,756,081
OTC Portfolio  131,853  5,183,137
  51,857,725
INTERNATIONAL EQUITY FUNDS - 9.7%
Diversified International Fund  125,600  2,195,487
Europe Fund  67,886  2,200,177
Japan Fund   145,357  1,753,006
Overseas Fund  59,800  2,194,056
Southeast Asia Fund  31,886  410,049
  8,752,775
TOTAL EQUITY FUNDS
(Cost $55,569,700)   60,610,500
FIXED-INCOME FUNDS - 32.1%
INVESTMENT GRADE FIXED-INCOME FUNDS - 24.9%
Government Securities Fund  865,814  8,450,348
Intermediate Bond Fund  546,645  5,532,043
Investment Grade Bond Fund  1,173,496  8,449,169
  22,431,560
HIGH YIELD FIXED-INCOME FUND - 7.2%
Capital & Income Fund  643,340  6,497,739
TOTAL FIXED-INCOME FUNDS
(Cost $28,345,486)   28,929,299
MONEY MARKET FUND - 0.6%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $521,892)  521,892  521,892
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $84,437,078)  $ 90,061,691
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $63,396,754 and $3,661,929, respectively.
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $84,437,259. Net unrealized appreciation aggregated $5,624,432, of which $5,787,278 related to appreciated investment securities and $162,846 related to depreciated investment securities.
FIDELITY FREEDOM 2010 FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $84,437,078) -                  $ 90,061,691
SEE ACCOMPANYING SCHEDULE

CASH                                                                      11,983

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   885,201

DIVIDENDS RECEIVABLE                                                      142,018

 TOTAL ASSETS                                                             91,100,893

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                 $ 973,584

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                      66,011

ACCRUED MANAGEMENT FEE                                        6,090

 TOTAL LIABILITIES                                                        1,045,685

NET ASSETS                                                               $ 90,055,208

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 82,651,258

UNDISTRIBUTED NET INVESTMENT INCOME                                       651,456

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        1,127,881
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 5,624,613

NET ASSETS, FOR 7,453,077 SHARES OUTSTANDING                             $ 90,055,208

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $12.08
SHARE ($90,055,208 (DIVIDED BY) 7,453,077 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INVESTMENT INCOME                                                     $ 688,688
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                               507

 TOTAL INCOME                                                          689,195

EXPENSES

MANAGEMENT FEE                                             $ 25,258

NON-INTERESTED TRUSTEES' COMPENSATION                       92

 TOTAL EXPENSES BEFORE REDUCTIONS                           25,350

 EXPENSE REDUCTIONS                                         (5,243)    20,107

NET INVESTMENT INCOME                                                  669,088

REALIZED AND UNREALIZED GAIN (LOSS)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS            682,847

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES      450,515    1,133,362

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                6,278,432
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        7,411,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 8,080,882
FROM OPERATIONS

OTHER INFORMATION                                                     $ 5,182
EXPENSE REDUCTIONS
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN INTEREST CREDITS                                            61

                                                                      $ 5,243


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED     OCTOBER 17, 1996
                                                          SEPTEMBER 30, 1997   (COMMENCEMENT
                                                          (UNAUDITED)          OF OPERATIONS) TO
                                                                               MARCH 31,
                                                                               1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 669,088            $ 93,648
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  1,133,362            31,087

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      6,278,432            (653,819)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           8,080,882            (529,084)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (110,726)            (5,289)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (27,684)             -

 TOTAL DISTRIBUTIONS                                       (138,410)            (5,289)

SHARE TRANSACTIONS                                         66,953,322           26,783,587
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                             138,217              5,289

 COST OF FREEDOM FUND SHARES REDEEMED                      (8,578,469)          (2,654,837)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           58,513,070           24,134,039
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  66,455,542           23,599,666

NET ASSETS

 BEGINNING OF PERIOD                                       23,599,666           -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 90,055,208         $ 23,599,666
INCOME OF $651,456 AND $93,710, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      5,883,069            2,579,315

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   13,102               516

 REDEEMED                                                  (767,380)            (255,545)

 NET INCREASE (DECREASE)                                   5,128,791            2,324,286

FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)          OF OPERATIONS) TO
                           MARCH 31,
                           1997

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.15      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .15          .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 1.83         .15 F

 TOTAL FROM INVESTMENT OPERATIONS                        1.98         .26



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.04)        (.11)

 FROM NET REALIZED GAIN                                  (.01)        -

 TOTAL DISTRIBUTIONS                                     (.05)        (.11)

NET ASSET VALUE, END OF PERIOD                          $ 12.08      $ 10.15

TOTAL RETURN B, C                                        19.58%       2.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 90,055     $ 23,600

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .08% A, E    .08% A,
                                                                     E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     2.63% A      2.56% A

PORTFOLIO TURNOVER RATE                                  14% A        3% A

ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2020 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1997
                                       % OF FUND'S    % OF FUND'S INVESTMENTS
                                       INVESTMENTS    IN THESE HOLDINGS
                                                      6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                   10.3%          10.4%

DISCIPLINED EQUITY FUND                 10.3           10.5

EQUITY-INCOME FUND                      10.4           10.7

FIDELITY FUND                           10.3           10.4

GROWTH & INCOME PORTFOLIO               10.3           10.6

GROWTH COMPANY FUND                     10.3           10.2

OTC PORTFOLIO                               6.9            6.5

                                         68.8           69.3

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND          3.2            3.2

EUROPE FUND                             3.2            3.3

JAPAN FUND                              2.6            2.5

OVERSEAS FUND                           3.2            3.3

SOUTHEAST ASIA FUND                       0.6            0.6

                                         12.8           12.9

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND              4.0            3.8

INTERMEDIATE BOND FUND                  2.7            2.5

INVESTMENT GRADE BOND FUND                4.0            3.8

                                         10.7           10.1

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                     7.7            7.7

                                        100.0%         100.0%

ASSET ALLOCATION

SIX MONTHS AGO
7.7% (HY)
ROW: 1, COL: 1, VALUE: 7.7
ROW: 1, COL: 2, VALUE: 10.1
ROW: 1, COL: 3, VALUE: 12.9
ROW: 1, COL: 4, VALUE: 69.3
10.1% (IG)
12.9% (IE)
69.3% (DE)
CURRENT
7.7% (HY)
ROW: 1, COL: 1, VALUE: 7.7
ROW: 1, COL: 2, VALUE: 10.7
ROW: 1, COL: 3, VALUE: 12.8
ROW: 1, COL: 4, VALUE: 68.8
10.7% (IG)
68.8% (DE)
12.8% (IE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
7.5% (HY)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUNDS
ROW: 1, COL: 1, VALUE: 7.5
ROW: 1, COL: 2, VALUE: 12.1
ROW: 1, COL: 3, VALUE: 12.1
ROW: 1, COL: 4, VALUE: 68.3
12.1% (IG)
12.1% (IE)
68.3% (DE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT
BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO
ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1998.
FIDELITY FREEDOM 2020 FUND

INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITE
D)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 81.6%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 68.8%
Blue Chip Growth Fund  159,397 $ 6,342,391
Disciplined Equity Fund  220,623  6,336,282
Equity-Income Fund  120,773  6,405,817
Fidelity Fund  210,687  6,360,631
Growth & Income Portfolio  171,230  6,362,915
Growth Company Fund  127,287  6,340,146
OTC Portfolio  107,771  4,236,469
  42,384,651
INTERNATIONAL EQUITY FUNDS - 12.8%
Diversified International Fund  113,466  1,983,384
Europe Fund  61,382  1,989,388
Japan Fund   131,051  1,580,474
Overseas Fund  54,086  1,984,426
Southeast Asia Fund  28,235  363,099
  7,900,771
TOTAL EQUITY FUNDS
(Cost $46,018,451)   50,285,422
FIXED-INCOME FUNDS - 18.4%
INVESTMENT GRADE FIXED-INCOME FUNDS - 10.7%
Government Securities Fund  253,257  2,471,786
Intermediate Bond Fund  159,615  1,615,303
Investment Grade Bond Fund  343,304  2,471,787
  6,558,876
HIGH YIELD FIXED-INCOME FUND - 7.7%
Capital & Income Fund  470,282  4,749,844
TOTAL FIXED-INCOME FUNDS
(Cost $10,985,196)   11,308,720
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $57,003,647)  $ 61,594,142
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $42,981,063 and $1,644,372, respectively.
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $57,003,912. Net unrealized appreciation aggregated $4,590,230, of which $4,729,464 related to appreciated investment securities and $139,234 related to depreciated investment securities.
FIDELITY FREEDOM 2020 FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $57,003,647) -                 $ 61,594,142
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                  453,033

DIVIDENDS RECEIVABLE                                                     54,266

 TOTAL ASSETS                                                            62,101,441

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 110

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                  458,227

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                      49,507

ACCRUED MANAGEMENT FEE                                        3,790

 TOTAL LIABILITIES                                                       511,634

NET ASSETS                                                              $ 61,589,807

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 55,853,595

UNDISTRIBUTED NET INVESTMENT INCOME                                      305,514

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                       840,203
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                4,590,495

NET ASSETS, FOR 4,965,846 SHARES OUTSTANDING                            $ 61,589,807

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                     $12.40
PER SHARE ($61,589,807 (DIVIDED BY) 4,965,846 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INVESTMENT INCOME                                                    $ 335,880
INCOME DISTRIBUTIONS FROM UNDERLYING FUNDS

INTEREST                                                              196

 TOTAL INCOME                                                         336,076

EXPENSES

MANAGEMENT FEE                                            $ 17,398

NON-INTERESTED TRUSTEES' COMPENSATION                      63

 TOTAL EXPENSES BEFORE REDUCTIONS                          17,461

 EXPENSE REDUCTIONS                                        (3,635)    13,826

NET INVESTMENT INCOME                                                 322,250

REALIZED AND UNREALIZED GAIN (LOSS)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           561,835

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     279,584    841,419

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  5,020,493
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       5,861,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 6,184,162
FROM OPERATIONS

OTHER INFORMATION                                                    $ 3,574
EXPENSE REDUCTIONS
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN INTEREST CREDITS                                           61

                                                                     $ 3,635


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)          OF OPERATIONS) TO
                           MARCH 31,
                           1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 322,250      $ 43,262
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  841,419        44,065

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      5,020,493      (429,998)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           6,184,162      (342,671)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (56,576)       (4,270)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (37,031)       -

 TOTAL DISTRIBUTIONS                                       (93,607)       (4,270)

SHARE TRANSACTIONS                                         45,164,872     17,189,961
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                             93,607         4,270

 COST OF FREEDOM FUND SHARES REDEEMED                      (4,717,710)    (1,888,807)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           40,540,769     15,305,424
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  46,631,324     14,958,483

NET ASSETS

 BEGINNING OF PERIOD                                       14,958,483     -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 61,589,807   $ 14,958,483
INCOME OF $305,514 AND $43,724, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      3,899,251      1,645,700

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   8,781          414

 REDEEMED                                                  (407,899)      (180,401)

 NET INCREASE (DECREASE)                                   3,500,133      1,465,713


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1997


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.21      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                         .11          .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                         2.13         .22 F

 TOTAL FROM INVESTMENT OPERATIONS                                2.24         .30



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                      (.03)        (.09)

 FROM NET REALIZED GAIN                                          (.02)        -

 TOTAL DISTRIBUTIONS                                             (.05)        (.09)

NET ASSET VALUE, END OF PERIOD                                  $ 12.40      $ 10.21

TOTAL RETURN  B, C                                               22.02%       2.99%

RATIOS AND SUPPLEMENTAL DATA
(AMOUNTS DO NOT INCLUDE THE ACTIVITY OF THE UNDERLYING FUNDS)

NET ASSETS, END OF PERIOD (000 OMITTED)                         $ 61,590     $ 14,958

RATIO OF EXPENSES TO AVERAGE NET ASSETS                          .08% A, E    .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS             1.84% A      1.75% A

PORTFOLIO TURNOVER RATE                                          9% A         21% A


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2030 FUND
INVESTMENT CHANGES


FUND HOLDINGS AS OF SEPTEMBER 30, 1997
                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE HOLDINGS
                                                     6 MONTHS AGO

DOMESTIC EQUITY FUNDS

BLUE CHIP GROWTH FUND                   10.4%         10.4%

DISCIPLINED EQUITY FUND                 10.3          10.5

EQUITY-INCOME FUND                      10.4          10.6

FIDELITY FUND                           10.4          10.4

GROWTH & INCOME PORTFOLIO               10.4          10.5

GROWTH COMPANY FUND                     10.4          10.2

OTC PORTFOLIO                               6.9           6.6

                                         69.2          69.2

INTERNATIONAL EQUITY FUNDS

DIVERSIFIED INTERNATIONAL FUND          3.9           3.9

EUROPE FUND                             3.9           4.0

JAPAN FUND                              3.1           3.0

OVERSEAS FUND                           3.8           3.9

SOUTHEAST ASIA FUND                       0.7           0.7

                                         15.4          15.5

INVESTMENT GRADE FIXED-INCOME FUNDS

GOVERNMENT SECURITIES FUND              2.0           1.9

INTERMEDIATE BOND FUND                  1.3           1.3

INVESTMENT GRADE BOND FUND                2.0           1.9

                                          5.3           5.1

HIGH YIELD FIXED-INCOME FUND

CAPITAL & INCOME FUND                    10.1          10.2

                                        100.0%        100.0%

ASSET ALLOCATION

SIX MONTHS AGO
10.2% (HY)
ROW: 1, COL: 1, VALUE: 10.2
ROW: 1, COL: 2, VALUE: 5.1
ROW: 1, COL: 3, VALUE: 15.5
ROW: 1, COL: 4, VALUE: 69.2
5.1% (IG)
15.5% (IE)
69.2% (DE)
CURRENT
10.1% (HY)
ROW: 1, COL: 1, VALUE: 10.1
ROW: 1, COL: 2, VALUE: 5.3
ROW: 1, COL: 3, VALUE: 15.4
ROW: 1, COL: 4, VALUE: 69.2
5.3% (IG)
15.4% (IE)
69.2% (DE)
EQUITY
DE = DOMESTIC EQUITY FUNDS
IE = INTERNATIONAL EQUITY FUNDS
EXPECTED
9.6% (HY)
FIXED-INCOME
IG = INVESTMENT GRADE FUNDS
HY = HIGH YIELD FUND
ROW: 1, COL: 1, VALUE: 9.6
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 14.6
ROW: 1, COL: 4, VALUE: 70.0
5.8% (IG)
14.6% (IE)
70.0% (DE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE SIX MONTHS AGO ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF SEPTEMBER 30, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT MARCH 31, 1998.
FIDELITY FREEDOM 2030 FUND

INVESTMENTS SEPTEMBER 30, 1997
(UNAUDITED)
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


EQUITY FUNDS - 84.6%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 69.2%
Blue Chip Growth Fund  94,162 $ 3,746,725
Disciplined Equity Fund  130,278  3,741,578
Equity-Income Fund  71,292  3,781,320
Fidelity Fund  124,562  3,760,519
Growth & Income Portfolio  101,123  3,757,713
Growth Company Fund  75,200  3,745,692
OTC Portfolio  63,667  2,502,732
  25,036,279
INTERNATIONAL EQUITY FUNDS - 15.4%
Diversified International Fund  79,884  1,396,364
Europe Fund  43,237  1,401,313
Japan Fund   92,163  1,111,486
Overseas Fund  38,036  1,395,558
Southeast Asia Fund  19,858  255,372
  5,560,093
TOTAL EQUITY FUNDS
(Cost $28,298,651)   30,596,372
FIXED-INCOME FUNDS - 15.4%
INVESTMENT GRADE FIXED-INCOME FUNDS - 5.3%
Government Securities Fund  73,263  715,051
Intermediate Bond Fund  46,217  467,712
Investment Grade Bond Fund  99,443  715,989
  1,898,752
HIGH YIELD FIXED-INCOME FUND - 10.1%
Capital & Income Fund  362,997  3,666,268
TOTAL FIXED-INCOME FUNDS
(Cost $5,346,303)   5,565,020
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $33,644,954)  $ 36,161,392
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $29,186,031 and $1,614,230, respectively.
INCOME TAX INFORMATION
At September 30, 1997, the aggregate cost of investment securities for income tax purposes was $33,645,085. Net unrealized appreciation aggregated $2,516,307, of which $2,618,070 related to appreciated investment securities and $101,763 related to depreciated investment securities.
FIDELITY FREEDOM 2030 FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 SEPTEMBER 30, 1997 (UNAUDITED)


ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $33,644,954) -                  $ 36,161,392
SEE ACCOMPANYING SCHEDULE

CASH                                                                      8,012

RECEIVABLE FOR FREEDOM FUND SHARES SOLD                                   263,347

DIVIDENDS RECEIVABLE                                                      26,250

 TOTAL ASSETS                                                             36,459,001

LIABILITIES

PAYABLE FOR UNDERLYING FUND SHARES PURCHASED                 $ 213,671

PAYABLE FOR FREEDOM FUND SHARES REDEEMED                      82,896

ACCRUED MANAGEMENT FEE                                        2,500

 TOTAL LIABILITIES                                                        299,067

NET ASSETS                                                               $ 36,159,934

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 32,975,415

UNDISTRIBUTED NET INVESTMENT INCOME                                       162,482

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        505,599
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,516,438

NET ASSETS, FOR 2,895,118 SHARES OUTSTANDING                             $ 36,159,934

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $12.49
PER SHARE ($36,159,934 (DIVIDED BY) 2,895,118 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


INVESTMENT INCOME                                                    $ 169,554
INCOME DISTRIBUTION FROM UNDERLYING FUNDS

INTEREST                                                              41

 TOTAL INCOME                                                         169,595

EXPENSES

MANAGEMENT FEE                                            $ 9,561

NON-INTERESTED TRUSTEES' COMPENSATION                      31

 TOTAL EXPENSES BEFORE REDUCTIONS                          9,592

 EXPENSE REDUCTIONS                                        (2,011)    7,581

NET INVESTMENT INCOME                                                 162,014

REALIZED AND UNREALIZED GAIN (LOSS)

CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS           335,705

REALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUND SHARES     172,691    508,396

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                  2,692,243
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       3,200,639

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 3,362,653
FROM OPERATIONS

OTHER INFORMATION                                                    $ 1,978
EXPENSE REDUCTIONS
REIMBURSEMENT FROM INVESTMENT ADVISER

 CUSTODIAN INTEREST CREDITS                                           33

                                                                     $ 2,011


STATEMENT OF CHANGES IN NET ASSETS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
      (UNAUDITED)          OF OPERATIONS) TO
                           MARCH 31,
                           1997


INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 162,014      $ 12,270
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  508,396        19,374

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      2,692,243      (175,805)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,362,653      (144,161)
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (9,142)        (3,835)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (18,288)       -

 TOTAL DISTRIBUTIONS                                       (27,430)       (3,835)

SHARE TRANSACTIONS                                         33,667,883     6,627,125
NET PROCEEDS FROM SALES OF FREEDOM FUND SHARES

 REINVESTMENT OF DISTRIBUTIONS                             27,430         3,834

 COST OF FREEDOM FUND SHARES REDEEMED                      (6,596,012)    (757,553)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           27,099,301     5,873,406
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  30,434,524     5,725,410

NET ASSETS

 BEGINNING OF PERIOD                                       5,725,410      -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 36,159,934   $ 5,725,410
INCOME OF $162,482 AND $10,649, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      2,902,969      632,180

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   2,566          372

 REDEEMED                                                  (570,963)      (72,006)

 NET INCREASE (DECREASE)                                   2,334,572      560,546



FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     OCTOBER 17, 1996
      SEPTEMBER 30, 1997   (COMMENCEMENT
                           OF OPERATIONS) TO
                           MARCH 31,

      (UNAUDITED)          1997

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.21      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                 .10          .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 2.21         .22 F

 TOTAL FROM INVESTMENT OPERATIONS                        2.31         .30



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.01)        (.09)

 FROM NET REALIZED GAIN                                  (.02)        -

 TOTAL DISTRIBUTIONS                                     (.03)        (.09)

NET ASSET VALUE, END OF PERIOD                          $ 12.49      $ 10.21

TOTAL RETURN B, C                                        22.67%       2.99%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 36,160     $ 5,725

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .08% A, E    .08% A, E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.68% A      1.71% A

PORTFOLIO TURNOVER RATE                                  17% A        19% A

ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (UNAUDITED)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, and Fidelity Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of each fund's average net assets.
OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
OTHER TRANSACTIONS - CONTINUED
management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.
5. EXPENSE REDUCTIONS.
Strategic Advisers voluntarily agreed to reimburse each fund's management fee above an annual rate of .08% of the fund's average net assets.
In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND  NUMBER OF SHAREHOLDERS % OWNERSHIP
Freedom Income   2 38%
Freedom 2000   3 38%
Freedom 2010   2 34%
Freedom 2020   2 28%
Freedom 2030   2 33%
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
William J. Hayes, Vice President
Robert A. Lawrence, Vice President
Scott D. Stewart, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE